Income Taxes - Summary of Temporary Differences in Deferred Income Tax Assets and Liabilities (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2018
Deferred tax assets and liabilities [abstract]
Mineral reserves useful life, years	35 years